Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Ordinary Shares	Additional Paid-in Capital	Statutory reserve	Retained Earnings	Accumulated Other Comprehensive Loss	Equity Attributable to the Company’s Shareholders	Non-Controlling Interest	Total
Balance at Jun. 30, 2017	$ 2,800	$ 3,667,957	$ 664,100	$ 4,830,917	$ (459,355)	$ 8,706,419		$ 8,706,419
Balance (in Shares) at Jun. 30, 2017	28,000,000
Profit(loss) for the year				9,681,207		9,681,207	$ 11,137	9,692,344
Subscription advanced from shareholders		264,829				264,829		26,429
Foreign currency translation adjustment					58,355	58,355		58,355
Balance at Jun. 30, 2018	$ 2,800	3,932,786	664,100	14,512,124	(401,000)	18,710,810	11,137	18,721,947
Balance (in Shares) at Jun. 30, 2018	28,000,000
Profit(loss) for the year				10,233,775		10,233,775	(61,414)	10,172,361
Subscription advanced from shareholders
Foreign currency translation adjustment					(729,348)	(729,348)		(729,348)
Balance at Jun. 30, 2019	$ 2,800	3,932,786	664,100	24,745,899	(1,130,348)	28,215,237	(50,277)	28,164,960
Balance (in Shares) at Jun. 30, 2019	28,000,000
Profit(loss) for the year				5,649,451		5,649,451	(1,443)	5,648,008
Foreign currency translation adjustment					(837,040)	(837,040)		(837,040)
Repayment to shareholders		(264,829)				(264,829)		(264,829)
Dissolution of company (YLS)							17,226	17,226
Balance at Jun. 30, 2020	$ 2,800	$ 3,667,957	$ 664,100	$ 30,395,350	$ (1,967,388)	$ 32,762,819	$ (34,494)	$ 32,728,325
Balance (in Shares) at Jun. 30, 2020	28,000,000